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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

This Amendment (Check only one.):     |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bristlecone Value Partners, LLC
           -------------------------------------------------
Address:   10880 Wilshire Boulevard,
           -------------------------------------------------
           Suite 880
           -------------------------------------------------
           Los Angeles, CA  90024
           -------------------------------------------------

Form 13F File Number:  28 - 11148
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        David Fleer
             -----------------------------------------------
Title:       Managing Partner
             -----------------------------------------------
Phone:       310-806-4141
             -----------------------------------------------

Signature, Place, and Date of Signing:


      /s/ David Fleer             Los Angeles, CA                8-12-05
 -----------------------    ---------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None







SEC 1685 (3-01)  Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ---------------------

Form 13F Information Table Entry Total:  38
                                         ---------------------

Form 13F Information Table Value Total:  $ 442,014
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                                                     FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP.                 COM       020002101   $14,881     249,047   SHRS      SOLE                    247,687          1,360
ALLTEL CORP.                   COM       020039103   $17,890     287,248   SHRS      SOLE                    285,664          1,584
AMER INTERNATIONAL GROUP INC.  COM       026874107   $12,196     209,910   SHRS      SOLE                    208,730          1,180
AMGEN INC.                     COM       031162100   $   297       4,915   SHRS      SOLE                      4,915             -
AON CORP.                      COM       037389103   $ 6,690     267,171   SHRS      SOLE                    264,611          2,560
BANK OF AMERICA CORP.          COM       060505104   $12,731     279,137   SHRS      SOLE                    277,642          1,495
BRISTOL-MYERS SQUIBB CO.       COM       110122108   $13,593     544,167   SHRS      SOLE                    541,062          3,105
CITIGROUP, INC.                COM       172967101   $12,239     264,751   SHRS      SOLE                    263,260          1,491
DUKE ENERGY CORP.              COM       264399106   $ 7,471     251,286   SHRS      SOLE                    249,921          1,365
ELECTRONIC DATA SYSTEM CORP.   COM       285661104   $14.389     747,466   SHRS      SOLE                    743,031          4,435
EMERSON ELECTRIC CO.           COM       291011104   $11,192     178,701   SHRS      SOLE                    177,696          1,005
EXXON MOBIL CORP.              COM       30231G102   $10,475     182,263   SHRS      SOLE                    181,403            860
FIRST DATA CORP.               COM       319963104   $ 5,964     148,570   SHRS      SOLE                    147,715            855
GENERAL DYNAMICS CORP.         COM       369550108   $17,452     159,325   SHRS      SOLE                    158,435            890
IAC/INTERACTIVE CORP.          COM       44919P102   $14,710     612,410   SHRS      SOLE                    608,995          3,415
KEYCORP                        COM       493267108   $16,540     498,940   SHRS      SOLE                    496,185          2,755

                                                     FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO. (THE)               COM       501044101   $20,702   1,087,862   SHRS      SOLE                  1,081,672          6,190
LIBERTY MEDIA CORP             COM       530718105   $ 7,920     913,725   SHRS      SOLE                    908,705          5,020
LOWES COS INC.                 COM       548661107   $   212       3,640   SHRS      SOLE                      3,640             -
MARATHON OIL CORP.             COM       565849106   $ 7,607     142,534   SHRS      SOLE                    141,869            665
MCDONALD'S CORP.               COM       580135101   $11,867     427,630   SHRS      SOLE                    425,290          2,340
MERCK & CO., INC.              COM       589331107   $12,566     407,980   SHRS      SOLE                    405,645          2,335
MERRILL LYNCH & CO., INC.      COM       590188108   $ 9,876     179,530   SHRS      SOLE                    178,545            985
MOLSON COORS BREWING CO.
CL B                           COM       60871R209   $ 7,580     122,255   SHRS      SOLE                    121,575            680
NEWELL RUBBERMAID, INC.        COM       651229106   $19,262     807,964   SHRS      SOLE                    803,534          4,430
PNC FINANCIAL SERVICES GROUP,
INC.                           COM       693475105   $10,992     201,831   SHRS      SOLE                    200,716          1,115
PEPSICO, INC.                  COM       713448108   $ 6,234     115,594   SHRS      SOLE                    115,109            485
PFIZER, INC.                   COM       717081103   $13,499     489,464   SHRS      SOLE                    486,714          2,750
SBC COMMUNICATIONS, INC.       COM       78387G103   $15,532     653,971   SHRS      SOLE                    650,381          3,590
SAFEWAY, INC.                  COM       786514208   $11,455     507,074   SHRS      SOLE                    504,164          2,910
SPRINT CORP.                   COM       852061100   $ 4,302     171,455   SHRS      SOLE                    170,610            845
TENET HEALTHCARE CORP.         COM       88033G100   $16,046   1,310,958   SHRS      SOLE                  1,303,713          7,245

                                                     FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

TEXTRON, INC.                  COM       883203101   $ 8,905     117,402   SHRS      SOLE                    116,782            620
TYCO INTERNATIONAL LTD         COM       902124106   $13,792     472,316   SHRS      SOLE                    469,671          2,645
VERIZON COMMUNICATIONS         COM       92343V104   $ 6,335     183,350   SHRS      SOLE                    182,375            975
WACHOVIA CORP.                 COM       929903102   $13,343     269,008   SHRS      SOLE                    267,523          1,485
WASHINGTON MUTUAL, INC.        COM       939322103   $18,156     446,206   SHRS      SOLE                    443,694          2,512
WASTE MANAGEMENT, INC.         COM       94106L109   $17,124     604,228   SHRS      SOLE                    600,978          3,250